Investment in Securities (Summary of Investment in Securities) (Parenthetical) (Detail) - JPY (¥) ¥ in Millions		Sep. 30, 2025	Mar. 31, 2025
Schedule of Investments [Line Items]
Equity securities		¥ 41,499	¥ 41,018
Equity securities	[1]	689,443	626,910
Investment Funds Elected for Fair Value Option
Schedule of Investments [Line Items]
Equity securities		24,488	24,960
Variable Annuity and Variable Life Insurance Contracts
Schedule of Investments [Line Items]
Equity securities		¥ 141,122	¥ 132,313

[1]	The amount of assets under management of variable annuity and variable life insurance contracts included in equity securities were ¥132,313 million and ¥141,122 million as of March 31, 2025 and September 30, 2025, respectively. The amount of investment funds and others that elected the fair value option and were included in equity securities were ¥24,960 million and ¥24,488 million as of March 31, 2025 and September 30, 2025, respectively.